BBH GLOBAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 2001

  Shares                                                              Value
---------                                                         -------------
              COMMON STOCKS (104.1%)
              AUSTRALIA (0.2%)
              BANKING
    1,900     National Australia Bank, Ltd.                       $      29,213
                                                                  -------------
              TOTAL AUSTRALIA                                            29,213
                                                                  -------------
              FINLAND (1.4%)
              INFORMATION TECHNOLOGY
   10,600     Nokia AB                                                  221,516
                                                                  -------------
              TOTAL FINLAND                                             221,516
                                                                  -------------
              FRANCE (8.2%)
              BANKING
    1,560     BNP Paribas SA                                            129,672
                                                                  -------------
              CAPITAL EQUIPMENT
    6,750     Alcatel SA                                                101,832
                                                                  -------------
              ELECTRONIC SEMI-CONDUCTOR
    3,800     STMicroelectronics NV                                     106,286
                                                                  -------------
              ENERGY
    2,275     Total Fina Elf SA                                         319,268
                                                                  -------------
              PHARMACEUTICALS
    2,840     Aventis SA                                                208,860
    1,695     Sanofi-Synthelabo SA                                      111,693
                                                                  -------------
                                                                        320,553
                                                                  -------------
              SERVICES
    4,575     Accor SA                                                  143,514
    6,650     Suez SA                                                   208,963
                                                                  -------------
                                                                        352,477
                                                                  -------------
              TOTAL FRANCE                                            1,330,088
                                                                  -------------
              GERMANY (2.9%)
              BANKING
    6,200     Direkt Anlage Bank AG*                                     65,982
                                                                  -------------
              INSURANCE
     400      Allianz AG Registered                                      93,882
     645      Muenchener Rueckversicherungs-Gesellschaft                170,011
                                                                  -------------
                                                                        263,893
                                                                  -------------
              MULTI-INDUSTRY
    2,700     E.On AG                                                   140,877
                                                                  -------------
              TOTAL GERMANY                                             470,752
                                                                  -------------
              HONG KONG (1.7%)
              CONSUMER GOODS
   160,000    Brilliance China Automotive Holdings, Ltd.                 32,000
                                                                  -------------
              MULTI-INDUSTRY
   10,000     Hutchison Whampoa, Ltd.                                    80,769
   31,400     Li & Fung, Ltd.                                            29,991
                                                                  -------------
                                                                        110,760
                                                                  -------------
              TELECOMMUNICATIONS
   20,500     China Mobile (Hong Kong), Ltd.*                            62,157
                                                                  -------------
              UTILITIES
   19,000     Hong Kong Electric Holdings, Ltd.                          72,103
                                                                  -------------
              TOTAL HONG KONG                                           277,020
                                                                  -------------
              INDIA (0.2%)
              COMPUTER SOFTWARE
     800      Infosys Technologies, Ltd. ADR                             37,768
                                                                  -------------
              TOTAL INDIA                                                37,768
                                                                  -------------

                           BBH GLOBAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 2001 (continued)

  Shares                                                              Value
---------                                                         -------------
              IRELAND (1.5%)
              BANKING
   12,700     Allied Irish Banks, Plc.                            $     123,389
                                                                  -------------
              PHARMACEUTICALS
    2,800     Elan Corp., Plc. ADR*                                     127,820
                                                                  -------------
              TOTAL IRELAND                                             251,209
                                                                  -------------
              ITALY (3.7%)
              ENERGY
   11,500     ENI SpA                                                   144,008
                                                                  -------------
              FINANCE
    7,550     Banca Fideuram SpA                                         46,525
   12,800     Mediolanum SpA                                             99,143
                                                                  -------------
                                                                        145,668
                                                                  -------------
              INSURANCE
    2,780     Assicurazioni Generali                                     76,152
                                                                  -------------
              TELECOMMUNICATIONS
   15,900     Telecom Italia Mobile SpA                                  86,537
   18,900     Telecom Italia SpA                                        157,613
                                                                  -------------
                                                                        244,150
                                                                  -------------
              TOTAL ITALY                                               609,978
                                                                  -------------
              JAPAN (10.9%)
              BANKING
      9       Mizuho Holdings, Inc.                                      27,177
                                                                  -------------
              CAPITAL GOODS/DURABLES
    6,000     Fujitsu, Ltd.                                              44,364
    2,000     Matsushita Electric Industrial Co., Ltd.                   23,668
                                                                  -------------
                                                                         68,032
                                                                  -------------
              CHEMICALS
    1,000     Shin-Etsu Chemical Co., Ltd.                               32,890
                                                                  -------------
              CONSUMER ELECTRONICS
     700      Nintendo Co., Ltd.                                        107,859
    2,000     Sony Corp.                                                 75,574
                                                                  -------------
                                                                        183,433
                                                                  -------------
              CONSUMER GOODS
   15,000     Nissan Motor Co., Ltd.                                     66,106
    5,000     Toyota Motor Corp.                                        121,195
                                                                  -------------
                                                                        187,301
                                                                  -------------
              CONSUMER NON-DURABLES
    6,000     Kao Corp.                                                 142,006
    4,000     Kirin Brewery Co., Ltd.                                    30,425
                                                                  -------------
                                                                        172,431
                                                                  -------------
              FINANCE
    1,000     Acom Co., Ltd.                                             83,408
    5,000     Credit Saison Co., Ltd.                                   119,562
     500      Orix Corp.                                                 43,704
                                                                  -------------
                                                                        246,674
                                                                  -------------
              MACHINERY/EQUIPMENT
   28,000     Mitsubishi Heavy Industries, Ltd.                          94,148
                                                                  -------------
              MATERIALS
    8,000     Sumitomo Chemical Co., Ltd.                                30,490
                                                                  -------------
              MULTI-INDUSTRY
    8,000     Sumitomo Corp.                                             46,748
                                                                  -------------
              OFFICE EQUIPMENT/ SUPPLIES
    3,000     Canon, Inc.                                                87,162
                                                                  -------------

                           BBH GLOBAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 2001 (continued)

  Shares                                                              Value
---------                                                         -------------
              JAPAN (continued)
              PHARMACEUTICALS
    3,000     Santen Pharmaceutical Co., Ltd.                      $     44,462
    2,000     Takeda Chemical Industries, Ltd.                           96,793
                                                                  -------------
                                                                        141,255
                                                                  -------------
              PRECISION INSTRUMENTS
    1,000     Hoya Corp.                                                 59,659
                                                                  -------------
              REAL ESTATE
     400      Oriental Land Co., Ltd.                                    29,544
                                                                  -------------
              RETAIL
    1,000     Ito-Yokado Co., Ltd.                                       44,071
                                                                  -------------
              TELECOMMUNICATIONS
      5       Nippon Telegraph & Telephone Corp.                         20,566
      4       NTT Docomo, Inc.                                           54,191
                                                                  -------------
                                                                         74,757
                                                                  -------------
              TRANSPORTATION
   18,000     Nippon Express Co., Ltd.                                   65,078
   10,000     Tokyu Corp.                                                45,050
                                                                  -------------
                                                                        110,128
                                                                  -------------
              UTILITIES
    6,000     Tokyo Electric Power Co., Inc.                            148,862
                                                                  -------------
              TOTAL JAPAN                                             1,784,762
                                                                  -------------
              NETHERLANDS (1.4%)
              CONSUMER GOODS
    2,950     Heineken NV                                               108,409
                                                                  -------------
              ELECTRIC COMPONENTS
    5,510     Philips Electronics NV                                    125,109
                                                                  -------------
              TOTAL NETHERLANDS                                         233,518
                                                                  -------------
              SINGAPORE (0.4%)
              ELECTRICAL COMPONENTS
    3,600     Chartered Semiconductor Manufacturing, Ltd. ADR*           70,416
                                                                  -------------
              TOTAL SINGAPORE                                            70,416
                                                                  -------------
              SPAIN (3.5%)
              BANKING
   15,840     Banco Bilbao Vizcaya Argentaria SA                        177,123
   23,052     Banco Santander Central Hispano SA                        177,306
                                                                  -------------
                                                                        354,429
                                                                  -------------
              TELECOMMUNICATIONS
   17,694     Telefonica SA*                                            212,340
                                                                  -------------
              TOTAL SPAIN                                               566,769
                                                                  -------------
              SWEDEN (1.3%)
              INFORMATION TECHNOLOGY
    7,130     Ericsson (LM) Telephone Co. Class 'B'                      30,879
                                                                  -------------
              CAPITAL GOODS/DURABLES
    4,770     Atlas Copco AB                                             97,031
                                                                  -------------
              CONSUMER DURABLES
    6,750     Electrolux AB                                              80,993
                                                                  -------------
              TOTAL SWEDEN                                              208,903
                                                                  -------------
              UNITED KINGDOM (10.0%)
              BANKING
   18,200     Lloyds TSB Group, Plc.                                    183,519
                                                                  -------------
              ENERGY
   17,100     BP Amoco, Plc.                                            137,892
   12,800     Shell Transport & Trading Co., Plc.                        95,779
                                                                  -------------
                                                                        233,671
                                                                  -------------

                           BBH GLOBAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 2001 (continued)

  Shares                                                              Value
---------                                                         -------------
              UNITED KINGDOM (continued)
              FOOD & BEVERAGES
   13,600     Diageo, Plc.                                         $    135,653
                                                                  -------------
              MEDIA
    8,000     Pearson, Plc.                                              95,662
                                                                  -------------
              PHARMACEUTICALS
   12,000     GlaxoSmithKline, Plc.                                     322,555
                                                                  -------------
              SERVICES
   10,200     BAA, Plc.                                                  81,437
   14,528     Compass Group, Plc.                                       105,859
   18,319     Easyjet, Plc.*                                            100,078
                                                                  -------------
                                                                        287,374
                                                                  -------------
              TELECOMMUNICATIONS
   31,370     British Telecom, Plc.                                     158,615
   36,700     Spirent, Plc.                                              62,389
   69,000     Vodafone Group, Plc.                                      159,403
                                                                  -------------
                                                                        380,407
                                                                  -------------
              TOTAL UNITED KINGDOM                                    1,638,841
                                                                  -------------
              UNITED STATES (56.8%)
              BASIC MATERIALS
    3,790     Alcoa, Inc.                                               122,303
    3,090     International Paper Co.                                   110,622
                                                                  -------------
                                                                        232,925
                                                                  -------------
              CAPITAL GOODS/DURABLES
    3,160     Dover Corp.                                               104,122
    8,550     General Electric Co.                                      311,306
    3,130     Illinois Tool Works, Inc.                                 179,036
    5,200     Solectron Corp.*                                           63,960
                                                                  -------------
                                                                        658,424
                                                                  -------------
              CONSUMER NON-DURABLES
    4,490     Avon Products, Inc.                                       210,267
    4,500     Coca Cola Co.                                             215,460
    4,480     Estee Lauder Companies, Inc.                              144,480
    6,280     Gillette Co.                                              195,245
                                                                  -------------
                                                                        765,452
                                                                  -------------
              ENERGY
    1,600     ChevronTexaco Corp.*                                      141,680
    3,100     Duke Energy Corp.                                         119,071
    7,894     Exxon Mobil Corp.                                         311,418
    4,632     Mirant Corp.*                                             120,432
    5,700     USX-Marathon Group                                        157,263
    6,940     Williams Companies, Inc.                                  200,358
                                                                  -------------
                                                                      1,050,222
                                                                  -------------
              FINANCE
    2,465     American International Group                              193,749
    4,550     Bank of New York Co., Inc.                                154,745
    7,179     Citigroup, Inc.                                           326,788
    2,360     Fannie Mae                                                191,066
    7,560     FleetBoston Financial Corp.                               248,421
    2,000     Hartford Financial Services Group, Inc.                   108,000
    3,560     Merrill Lynch & Co., Inc.                                 155,608
    2,590     Morgan Stanley Dean Witter & Co.                          126,703
    3,650     St. Paul Companies, Inc.                                  167,535
                                                                  -------------
                                                                      1,672,615
                                                                  -------------
              HEALTH CARE
    1,290     Applera Corp. - Applied Biosystems Group                   37,643
    4,020     Lilly (Eli) & Co.                                         307,530
    4,000     Medtronic, Inc.                                           161,200
    8,210     Pfizer, Inc.                                              343,999
    5,835     Pharmacia Corp.                                           236,434
                                                                  -------------
                                                                      1,086,806
                                                                  -------------

                           BBH GLOBAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 2001 (continued)

  Shares                                                              Value
---------                                                         -------------
              UNITED STATES (continued)
              RETAIL
    4,470     Costco Wholesale Corp.*                              $    169,100
    5,385     Home Depot, Inc.                                          205,869
    1,900     Kohls Corp.*                                              105,659
    3,810     Wal-Mart Stores, Inc.                                     195,834
                                                                  -------------
                                                                        676,462
                                                                  -------------
              SERVICES
    5,150     AOL Time Warner*                                          160,732
    3,140     Cox Communications, Inc.*                                 120,262
    8,437     Qwest Communications International, Inc.                  109,259
    6,900     SBC Communications, Inc.                                  262,959
    6,280     Sprint Corp. PCS Group*                                   140,044
    1,900     Verizon Communications, Inc.                               94,639
    3,849     Viacom, Inc. (Class B)*                                   140,527
                                                                  -------------
                                                                      1,028,422
                                                                  -------------
              TECHNOLOGY EQUIPMENT
    2,590     Applied Materials, Inc.*                                   88,345
    3,990     Automatic Data Processing, Inc.                           206,123
    8,650     Cisco Systems, Inc.*                                      146,358
    3,410     Computer Associates International, Inc.                   105,437
    8,190     Dell Computer Corp.*                                      196,396
    3,810     EMC Corp.*                                                 46,939
    5,300     Intel Corp.                                               129,426
    3,130     International Business Machines Corp.                     338,259
    6,230     Microsoft Corp.*                                          362,275
   10,588     Nortel Networks Corp.                                      61,516
    8,770     Sun Microsystems, Inc.*                                    89,016
    7,190     Texas Instuments, Inc.                                    201,248
                                                                  -------------
                                                                      1,971,338
                                                                  -------------
              TRANSPORTATION
    2,540     United Parcel Service, Inc. (Class B)                     129,540
                                                                  -------------
              TOTAL UNITED STATES                                     9,272,206
                                                                  -------------
              TOTAL INVESTMENTS, (Identified cost
                $22,846,219) (a)                        104.1%    $  17,002,959
              LIABILITIES IN EXCESS OF OTHER ASSETS      (4.1)         (665,068)
                                                        -----     -------------
              NET ASSETS                                100.0%    $  16,337,891
                                                        =====     =============

              ----------
              *     Non-income producing security.

              (a) The aggregate cost for federal income tax purposes is $22,846,219, the aggregate gross unrealized appreciation is $165,720 and the aggregate gross unrealized depreciation is $6,008,980, resulting in net unrealized depreciation of $5,843,260.

   The accompanying notes are an integral part of these financial statements.

                           BBH GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2001

ASSETS:
  Investments in securities, at value
    (identified cost $22,846,219) .........................          $17,002,959
  Receivables for:
    Investments sold ......................................            1,343,230
    Dividends .............................................               15,903
                                                                     -----------
        Total Assets ......................................           18,362,092
                                                                     -----------

LIABILITIES:
  Due to bank .............................................              251,343
  Payables for:
    Withdrawals ...........................................            1,423,295
    Investment purchased ..................................              344,640
    Expense payment fee ...................................                3,736
    Administrative fee ....................................                1,187
                                                                     -----------
        Total Liabilities .................................            2,024,201
                                                                     -----------

NET ASSETS ................................................          $16,337,891
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                           BBH GLOBAL EQUITY PORTFOLIO
                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 2001

NET INVESTMENT INCOME:
Income:
  Dividend income (net of foreign withholding
    taxes of $52,728) .......................................       $   181,323
  Interest Income ...........................................            23,718
                                                                    -----------
      Total Income ..........................................           205,041
                                                                    -----------

Expenses:
  Expense payment fee .......................................           158,814
  Administrative fee ........................................             6,428
                                                                    -----------
      Total Expenses ........................................           165,242
                                                                    -----------

      Net Investment Income .................................            39,799
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS:

  Net realized loss on investments and
    foreign exchange transactions ...........................        (2,311,227)
  Net change in unrealized depreciation on
    investments and foreign exchange translations ...........        (4,451,001)
                                                                    -----------
      Net Realized and Unrealized Loss ......................        (6,762,228)
                                                                    -----------
  Net Decrease in Net Assets Resulting
    from Operations .........................................       $(6,722,429)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                           BBH GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             For the period from
                                                                 July 7, 2000
                                                For the       (Commmencement of
                                              year ended        Operations) to
                                           October 31, 2001    October 31, 2000
                                           ----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income  (loss) ......    $     39,799        $     (2,596)
    Net realized gain (loss) on
      investments and foreign
      exchange transactions ............      (2,311,227)              8,157
    Net change in unrealized
      depreciation on investments and
      foreign currency translations ....      (4,451,001)         (1,393,017)
                                            ------------        ------------
      Net decrease in net assets
        resulting from operations ......      (6,722,429)         (1,387,456)
                                            ------------        ------------

  Capital Transactions:
    Proceeds from contributions ........      13,349,096          19,081,724
    Fair value of withdrawals ..........      (7,913,042)            (70,002)
                                            ------------        ------------
      Net increase in net assets
        resulting from capital
        transactions ...................       5,436,054          19,011,722
                                            ------------        ------------
          Total increase (decrease)
            in net assets ..............      (1,286,375)         17,624,266

NET ASSETS:
    Beginning of period ................      17,624,266                  --
                                            ------------        ------------
    End of period ......................    $ 16,337,891        $ 17,624,266
                                            ============        ============

   The accompanying notes are an integral part of these financial statements.

                           BBH GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                                                             For the period from
                                                                 July 7, 2000
                                        For the year ended    (Commmencement of
                                            October 31,         Operations) to
                                               2001            October 31, 2000
                                        ------------------   -------------------

Total Return ........................         (29.55)%               (7.91)%

Ratios/Supplemental Data:
  Net assets, end of period
    (000's omitted) .................        $16,338               $17,624

  Ratio of expenses to average
    net assets(1) ...................           0.90%                 0.90%(2)

  Ratio of net investment income
    to average net assets ...........           0.22%                (0.05)%(2)

  Portfolio turnover rate ...........             37%                    8%

----------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:

        Ratio of expenses to
          average net assets ........           1.15%                 1.28%(2)

(2)   Annualized

  The accompanying notes are an intergral part of these financial statements.

                           BBH GLOBAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH Global Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on July 7, 2000. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices on the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year end, arising from changes in the exchange rate.

                           BBH GLOBAL EQUITY PORTFOLIO

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld when recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon. For the period ended October 31, 2001, the Portfolio incurred $6,428 for administrative services.

      Custody Fees. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly

      Expense Payment Fee. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the period ended October 31, 2001, BBHTC incurred $205,250 in expenses, including investment advisory fees of $119,382, and custody fees of $47,812 on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by BBHTC thereunder equals the aggregate amount of expenses paid by BBHTC.

                           BBH GLOBAL EQUITY PORTFOLIO

      3. Investment Transactions. For the year ended October 31, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $12,849,396 and $6,607,886, respectively. There were no purchases or sales of U.S. government obligations during the year.

      4. Subsequent Event. On December 20, 2001, the final investor in the Portfolio redeemed substantially all of its shares in the Portfolio. The remaining assets of the Portfolio will be distributed to the final investor upon the wind-up of the Portfolios affairs.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
BBH Global Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities of BBH Global Equity Portfolio, including the schedule of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from July 7, 2000 (Commencement of Operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Global Equity Portfolio at October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period from July 7, 2000 (Commencement of Operations) to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

December 21, 2001